NUCLEAR PLANT RETIREMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SONGS Plant Investment [Line Items]
Loss from plant closure	$ 200	$ 0	$ 0
San Diego Gas and Electric Company and Subsidiary [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Property, Plant and Equipment	516
Nuclear Plant, Materials Inventory	10
Nuclear Plant, Replacement Power Costs In Excess Of Authorized	67
Regulatory Asset, Nuclear Plant Closure	303
Nuclear Plant, Miscellaneous Costs	35
Nuclear Plant, Operations And Maintenance Expenses	184
Nuclear Plant Billed To Customers, Subject To Refund	$ 125